Share based payment arrangements (Details)	Apr. 07, 2017 EquityInstruments shares
Share based payment arrangements
Options available (in shares) | shares	372,000
Number of share options granted in share-based payment arrangement | EquityInstruments	279,000
Options granted (in percent)	75.00%
Vesting period	4 years
Number of consecutive days upon which option may be exercised if share price exceeds the exercise price	90 days
Percentage of share price exceeds the exercise price in period between issue date and exercise time frame	20